Income Taxes - Additional Information (Detail) ¥ in Millions, $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017	May 31, 2021 USD ($)	May 31, 2021 HKD ($)	May 31, 2021 CNY (¥)	May 31, 2020 USD ($)	May 31, 2019 USD ($)	May 31, 2019 HKD ($)	May 31, 2016
Income Taxes [Line Items]
State income tax rate			21.00%	21.00%	21.00%
Effective income tax rate	21.00%	35.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profit			$ 230,021,000			$ 354,859,000	$ 227,846,000
Income tax rate			26.53%	26.53%	26.53%	27.46%	26.96%	26.96%
Valuation allowance			$ 90,087,000			$ 41,095,000	$ 9,088,000
Net operating loss			85,263,000
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors									10.00%
Aggregate undistributed earnings available for distribution			2,795,596,000			2,279,550,000	1,972,912,000
Unrecognized tax benefits			0			0	0
Provision for income taxes			$ 83,588,000			134,362,000	85,714,000
UNITED KINGDOM | Walkite [Member]
Income Taxes [Line Items]
Income tax rate			19.00%	19.00%	19.00%
AUSTRALIA
Income Taxes [Line Items]
Income tax rate			30.00%	30.00%	30.00%
CANADA
Income Taxes [Line Items]
Effective income tax rate			15.00%	15.00%	15.00%
Income tax rate			11.50%	11.50%	11.50%
Wholly owned subsidiaries [Member]
Income Taxes [Line Items]
Cash paid for dividend			$ 0			59,696,000	43,420,000
Withholding tax paid for the dividend			0			3,062,000	2,171,000
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability			$ 16,000,000		¥ 0.1
Beijing Hewstone, Shanghai Smart Words and Beijing Decision [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend							3,062,000
Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend							$ 5,000
High and new tech enterprise (HNTE) [Member]
Income Taxes [Line Items]
Income tax rate			15.00%	15.00%	15.00%
High and new tech enterprise (HNTE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Income tax rate			15.00%	15.00%	15.00%
Newly established software enterprise (NESE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Preferential tax rate			12.50%	12.50%	12.50%
Tax holiday year			2 years	2 years	2 years
Income tax holiday, description			Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate			25.00%	25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate			25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit				$ 2				$ 2
Income tax rate			16.50%	16.50%	16.50%		8.25%	8.25%
Hong Kong [Member] | Major Subsidiaries of the Company [Member]
Income Taxes [Line Items]
Provision for income taxes			$ 0			$ 0	$ 0
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates			May 31, 2021	May 31, 2021	May 31, 2021
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates			May 31, 2026	May 31, 2026	May 31, 2026